Income Taxes - Schedule of unrecognized tax benefits liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Income Tax Disclosure [Abstract]
Balance, beginning of period	$ 1,978	$ 1,835
Tax position taken in prior period:
Gross increases	46	143
Gross decreases	0
Tax position taken in current period:
Gross increases	0
Gross decreases	0
Lapse of statute of limitations	0
Settlements	0
Balance, end of period	$ 2,024	$ 1,978